Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Major Related Parties that Transacted with the Group	Major related parties that transacted with the Group and their respective relationship to the Group listed as below:
Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhuan Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhuan”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li

Schedule of Amounts Due from Related Parties	(a) Amounts due from related parties
	As of December 31,
	2021	2022
	RMB	RMB	US$
Youche Jingpi	20	20	3
Shanghai Youcang	15	100	14
Hangzhou Youyue	60	-	-
Shanghai Youzhuan	1	-	-
Ningbo Youheng Automobile	9	-	-
Zhejiang Youxiaodian	56	-	-
Qingshan Wei	37	-	-
Youjia Technology	1	-	-
Shanghai Youpinsuoer	5	-	-
	204	120	17

Schedule of Amounts Due to Related Parties	(b) Amounts due to related parties
	As of December 31,
	2021	2022
	RMB	RMB	US$
Jia Li	-	228	33
Bingyi Zhao	-	23	3
Zhejiang Youxiaodian	70	-	-
Hangzhou Youyue	6	-	-
Shandong Youyidian	35	-	-
	111	251	36